Assets Held for Sale and Discontinued Operation - Summary of Discontinued Operations within Consolidated Statements of Comprehensive Income/(Loss) and Consolidated Statements of Cash Flows Explanatory (Details) - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
EXPENSES
NET LOSS FROM DISCONTINUED OPERATIONS	$ (2,193)	$ (14,445)
Organoclay Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Revenue of the discontinued operation	5,348	4,843
COST OF SALES
Production costs	(5,867)	(5,681)
Depreciation	(427)	(1,119)
Total cost of sales	(6,294)	(6,800)
GROSS LOSS	(946)	(1,957)
EXPENSES
Organoclay research and development	(281)	(578)
Impairment of Organoclay property, plant and equipment and write off of other assets	(393)	(11,580)
General, administrative and other	(573)	(330)
Total expenses	(1,247)	(12,488)
NET LOSS FROM DISCONTINUED OPERATIONS	$ (2,193)	$ (14,445)
Loss per share - basic	$ (0.02)	$ (0.16)
Loss per share - diluted	$ (0.02)	$ (0.16)
Net cash outflow from discontinued operations	$ (673)	$ (1,251)